ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Accounts payable	$ 382	$ 760
Bethia S.A and Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Tax No	78.591.370-1
Nature of relationship with related parties	Related director
Country of origin	Chile
Currency	CLP
Accounts payable	$ 365	546
Inversora Aeronautica Argentina S.A. [Member]
Disclosure of transactions between related parties [line items]
Tax No	Foreign
Nature of relationship with related parties	Related director
Country of origin	Argentina
Currency	ARS$
Accounts payable	$ 15	4
Consultoria Administrativa Profesional S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Tax No	Foreign
Nature of relationship with related parties	Associate
Country of origin	Mexico
Currency	MXN
Accounts payable		210
TAM Aviacao Executiva e Taxi Aereo S/A [Member]
Disclosure of transactions between related parties [line items]
Tax No	Foreign
Nature of relationship with related parties	Common shareholder
Country of origin	Brazil
Currency	BRL
Accounts payable	$ 2